LOANS PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	May 03, 2020
Loans Payable
Notes Payable, Noncurrent	$ 14,500	$ 16,500	$ 14,500
Unsecured Debt, Current				$ 72,920
Accured Interest - Paycheck Protection Program	1,215	485	$ 1,394
[custom:PaymentsOnPromissoryNotes]		$ 2,000